UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09032
STI Classic Variable Trust
(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 03/31/07

Item 1. Schedule of Investments.

STI CLASSIC VARIABLE TRUST
Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value($)
Common Stocks (99.2%)
Consumer Discretionary (13.2%)
Best Buy Co., Inc.	13,100	638
Carnival Corp.	9,500	445
Coach, Inc. *	12,900	646
E.W. Scripps Co. (The), Cl A	10,300	460
Garmin Ltd. (b)	9,000	487
Lowe’s Cos., Inc. (b)	21,200	668
Newell Rubbermaid, Inc.	10,700	333
Target Corp.	9,400	557
Walt Disney Co. (The)	21,500	740

		4,974

Consumer Staples (5.4%)
Anheuser-Busch Cos., Inc.	9,800	495
Colgate-Palmolive Co.	5,800	387
PepsiCo, Inc.	5,800	369
Procter & Gamble Co. (The)	12,600	795

		2,046

Energy (7.8%)
Chevron Corp.	8,100	599
Exxon Mobil Corp.	16,000	1,208
Halliburton Co. (b)	12,400	394
Nabors Industries Ltd. * (b)	7,800	231
Schlumberger Ltd.	7,500	518

		2,950

Financials (15.7%)
Ambac Financial Group, Inc.	6,800	587
American Express Co.	10,100	570
American International Group, Inc.	13,900	934
Bank of America Corp.	13,600	694
Genworth Financial, Inc., Cl A	17,200	601
Goldman Sachs Group, Inc. (The)	3,600	744
JP Morgan Chase & Co.	15,000	726
Morgan Stanley	8,900	701
Wells Fargo & Co.	10,000	344

		5,901

Health Care (22.2%)
AmerisourceBergen Corp.	13,400	707
Barr Pharmaceuticals, Inc. *	9,000	417
Baxter International, Inc.	18,400	969
Johnson & Johnson	14,200	856
Lincare Holdings, Inc. *	13,000	476
Medtronic, Inc.	10,100	496
Mylan Laboratories, Inc.	23,800	503
Omnicare, Inc. (b)	12,200	485
Patterson Cos., Inc. *	8,400	298
Pfizer, Inc.	22,000	556
Quest Diagnostics, Inc.	12,500	623
Sanofi-Aventis ADR	10,900	474
Schering-Plough Corp.	29,000	740
Universal Health Services, Inc., Cl B	8,700	498
Vertex Pharmaceuticals, Inc. *	8,800	247

		8,345

	Shares	Value($)
Industrials (9.0%)
Danaher Corp. (b)	7,600	543
Emerson Electric Co.	10,700	461
General Electric Co.	23,300	824
Honeywell International, Inc.	11,000	507
Illinois Tool Works, Inc.	6,400	330
Raytheon Co.	9,000	472
United Parcel Service, Inc., Cl B	3,800	266

		3,403

Information Technology (22.5%)
Alcatel — Lucent ADR	30,600	362
ASML Holding NV * (b)	20,600	510
Cisco Systems, Inc. *	34,300	876
Citrix Systems, Inc. *	10,100	324
Comverse Technology, Inc. *	12,800	273
Corning, Inc. *	31,900	725
EMC Corp. *	41,400	573
Global Payments, Inc.	8,000	272
Google, Inc., Cl A *	700	321
Harris Corp.	9,200	469
Intel Corp.	23,500	450
International Business Machines Corp.	4,000	377
Intersil Corp., Cl A	11,300	299
Microsoft Corp.	34,900	973
Oracle Corp. *	29,600	537
QUALCOMM, Inc.	10,700	456
STMicroelectronics NV	21,100	405
Symantec Corp. * (b)	15,000	260

		8,462

Materials (1.7%)
Praxair, Inc.	10,200	642

Telecommunication Services (1.7%)
AT&T, Inc.	16,100	635

Total Common Stocks (Cost $32,154)		37,358

Short-Term Investment (8.8%)
CSFB Enhanced Liquidity Portfolio, 5.421% (c)	3,314,024	3,314

Total Short-Term Investment (Cost $3,314)		3,314

Money Market Fund (1.0%)
STI Classic Institutional Cash	375,485	375

Management Money Market Fund, 5.230% (d)
Total Money Market Fund (Cost $375)		375

Total Investments (Cost $35,843) (a) - 109.0%		41,047
Liabilities in excess of other assets — (9.0)%		(3,393)

Net Assets — 100.0%		$37,654

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $35,880 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$6,006
Unrealized Depreciation	(839)

Unrealized Appreciation (Depreciation)	$5,167

(b)	This security or a partial position of the security was on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 in thousands was $3,238.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
ADR – American Depositary Receipt

Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
International Equity Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value($)
Foreign Common Stocks (98.6%)
Australia (5.9%)
Adsteam Marine Ltd.	14,712	31
BlueScope Steel Ltd.	3,974	34
Challenger Financial Services Group Ltd.	8,060	31
David Jones Ltd.	8,407	31
Insurance Australia Group Ltd.	6,200	29
Leighton Holdings Ltd.	1,192	32
Macquarie Airports	10,020	32
Qantas Airways Ltd.	7,199	31
QBE Insurance Group Ltd.	1,159	30
Smorgon Steel Group Ltd.	19,411	32
Suncorp-Metway Ltd.	3,082	52

		365

Belgium (2.2%)
Belgacom	1,005	45
Delhaize Group	500	46
Fortis	972	44

		135

Denmark (0.7%)
Danske Bank A/S	904	42

France (6.6%)
Air France-KLM	864	39
BNP Paribas	400	42
Capgemini SA	496	38
Compagnie Generale de Geophysique SA *	197	41
Credit Agricole SA	1,048	41
Natixis	1,580	38
Neopost SA	269	38
Nexans SA	302	40
SCOR	1,646	45
Societe Generale	248	43

		405

Germany (5.2%)
BASF AG	363	41
Deutsche Bank AG	319	43
Deutsche Lufthansa AG	1,388	38
Henkel KGaA	334	44
Infineon Technologies AG *	2,255	35
MAN AG	351	41
Muenchener	263	44
Rueckversicherungs-Gesellschaft AG
ThyssenKrupp AG	758	38

		324

Hong Kong (2.1%)
Chinese Estates Holdings Ltd.	15,210	21
Guoco Group Ltd.	1,518	21
HKR International Ltd.	37,212	21

	Shares	Value($)
Orient Overseas International Ltd.	2,508	23
VTech Holdings Ltd.	3,147	24
Wharf Holdings Ltd. (The)	5,777	21

		131

Ireland (2.3%)
Bank of Ireland	1,676	36
C&C Group PLC	4,113	63
DCC PLC	545	19
Independent News & Media PLC	5,169	23

		141

Italy (4.5%)
Banca Intesa SpA	5,875	44
Enel SpA	5,629	60
Eni SpA	1,331	43
Italcementi SpA *	1,897	37
Mediaset SpA	4,596	50
Mediobanca SpA	1,866	42

		276

Japan (22.5%)
Acom Co., Ltd.	1,321	56
Brother Industries Ltd.	3,206	43
Citizen Holdings Co., Ltd.	4,485	42
Daiichi Sankyo Co., Ltd.	1,204	37
Denki Kagaku Kogyo Kabushiki Kaisha	7,524	35
Fuji Electic Holdings Co., Ltd.	7,143	33
Fuji Heavy Industries Ltd.	10,603	55
Fujikura Ltd.	4,982	35
KDDI Corp.	6	48
Marubeni Corp.	5,586	34
Mitsubishi Corp.	1,504	35
Mitsubishi UFJ Financial Group, Inc.	4	45
Mitsui & Co., Ltd.	1,948	36
Mitsui O.S.K. Lines Ltd.	3,102	34
Mitsumi Electric Co., Ltd.	1,421	47
Mizuho Financial Group, Inc.	7	45
NEC Corp.	7,964	43
NGK Spark Plug Co., Ltd.	3,051	57
Nippon Yusen Kabushiki Kaisha	4,439	36
Nishi-Nippon City Bank Ltd. (The)	10,189	45
Nissan Motor Co., Ltd.	4,992	54
Nisshin Seifun Group, Inc.	3,340	34
ORIX Corp.	178	46
Osaka Gas Co., Ltd.	8,478	33
Pacific Metals Co., Ltd.	2,438	34
Resona Holdings, Inc.	17	46
Showa Denko K.K.	8,985	34
Taiheiyo Cement Corp.	7,741	34
Tanabe Seiyaku Co., Ltd.	2,870	39
Toho Gas Co., Ltd.	6,868	35
TonenGeneral Sekiyu KK	1,216	14
Toyota Motor Corp.	837	54
UNY Co., Ltd.	2,505	34
Yamaha Motor Co., Ltd.	1,946	55

		1,387

Netherlands (3.4%)
ASML Holding NV *	1,408	35
Heineken NV	845	44
ING Groep NV	979	41
Koninklijke (Royal) KPN NV	2,795	44
Unilever NV	1,608	47

		211

	Shares	Value($)
Norway (2.1%)
DNB NOR ASA	3,090	44
Telenor ASA	2,330	41
TGS Nopec Geophysical Co. ASA *	1,967	46

		131

Portugal (0.9%)
Energias de Portugal SA	10,709	58

Singapore (0.8%)
Guocoland Ltd.	11,033	30
Singapore Airlines Ltd.	1,983	22

		52

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria SA	1,715	42
Banco Santander Central Hispano SA	2,256	40
Endesa SA	1,153	63
Gestevision Telecinco SA	1,920	55
Repsol YPF SA	1,281	43

		243

Sweden (6.4%)
Getinge AB, Cl B	2,002	46
Husqvarna AB, Cl B *	3,447	56
Skandinaviska Enskilda Banken AB	1,366	44
Skanska AB, Cl B	1,820	41
Svenska Cellulosa AB (SCA), Cl B	713	38
Swedbank AB, Cl A	1,218	43
Swedish Match AB	2,412	43
Volvo AB, Cl A	473	41
Volvo AB, Cl B	487	41

		393

Switzerland (7.7%)
Actelion Ltd. *	190	44
Ciba Specialty Chemicals AG	581	38
Credit Suisse Group	603	43
Georg Fischer AG *	58	42
Nobel Biocare Holding AG	125	47
Phonak Holding AG	548	42
Straumann Holding AG *	158	45
Swiss Re	490	45
Swisscom AG	115	42
Xstrata PLC	882	45
Zurich Financial Services	146	42

		475

United Kingdom (21.4%)
Alliance Boots PLC	3,687	75
Anglo American PLC	874	46
Arriva PLC	1,313	19
AstraZeneca PLC	733	39
Aviva PLC	2,382	35
Barclays PLC	2,633	37
Bellway PLC	781	24
Berkeley Group Holdings PLC (The) *	758	24
BG Group PLC	5,206	76
BP PLC	6,901	76
Brixton PLC	3,989	40
BT Group PLC	8,044	48
Carphone Warehouse PLC (The)	3,886	21
Electrocomponents PLC	2,014	11

	Shares	Value($)
Friends Provident PLC	9,459	36
GlaxoSmithKline PLC	1,469	40
HBOS PLC	1,803	37
IMI PLC	1,846	21
Marks & Spencer Group PLC	1,711	23
Marston’s PLC	6,542	57
National Express Group PLC	858	21
Old Mutual PLC	11,056	36
Resolution PLC	3,103	38
Rio Tinto PLC	772	44
Royal & Sun Alliance Insurance Group PLC	12,695	40
Royal Bank of Scotland Group PLC (The)	970	38
Royal Dutch Shell PLC, Cl B	2,187	73
Scottish & Southern Energy PLC	1,224	37
Scottish Power PLC	2,300	36
Smith & Nephew PLC	3,541	45
Stagecoach Group PLC	6,042	21
Standard Chartered PLC	1,365	39
Taylor Woodrow PLC	2,840	27
Vodafone Group PLC	16,812	45

		1,325

Total Foreign Common Stocks (Cost $5,456)		6,094

Foreign Preferred Stocks (0.9%)
Germany (0.9%)
Fresenius AG, 1.510%	8	1
ProSiebenSat.1 Media AG, 0.840%	1,579	56

Total Foreign Preferred Stocks (Cost $47)		57

Total Investments (Cost $5,503) (a) - 99.5%		6,151
Other assets in excess of liabilities - 0.5%		29

Net Assets - 100.0%		$6,180

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $5,503 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$716
Unrealized Depreciation	(68)

Unrealized Appreciation (Depreciation)	$648

Cl — Class
PLC — Public Limited Company
See Notes to Schedule of Portfolio Investments.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of March 31, 2007, were as follows (unaudited):

Consumer Discretionary	7.5%
Consumer Staples	6.0
Energy	6.0
Financials	28.5
Health Care	7.4
Industrials	17.1
Information Technology	5.1
Materials	7.9
Metals	0.7
Pharmaceuticals	0.7
Real Estate	1.0
Telecommunication Services	5.1
Transportation & Services	1.3
Utilities	5.2

STI CLASSIC VARIABLE TRUST
Investment Grade Bond Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount($)	Value($)
Asset Backed Securities (0.4%)
Automobile ABS (0.4%)
Honda Auto Receivables Owner Trust, Ser 2006-1, Cl A3, 5.070%, 02/18/10	35	35

Total Asset Backed Securities (Cost $35)		35

Collateralized Mortgage Obligations (8.3%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	55	54
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	45	46
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	35	35
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.225%, 07/15/44 (b)	75	75
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4, 5.362%, 01/15/46 (b)	40	40
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.340%, 03/10/44 (b)	60	60
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	75	74
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38 (b)	75	77
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39 (b)	30	30
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43 (b)	45	46
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (b)	30	30
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.156%, 02/15/31	60	59
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41 (b)	70	70
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)	70	70

Total Collateralized Mortgage Obligations (Cost $764)		766

	Shares
	or
	Principal
	Amount($)	Value($)
Corporate Bonds (30.8%)
Aerospace/Defense (1.1%)
Boeing Co. (The), 5.125%, 02/15/13	40	40
L-3 Communications Corp., 6.125%, 01/15/14, Callable 01/15/09 @ 103.06	30	29
United Technologies Corp., 4.875%, 05/01/15	35	34

		103

Airlines (0.5%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	35	35
Southwest Airlines Co., 5.125%, 03/01/17	15	14

		49

Auto Manufacturers (0.5%)
DaimlerChrysler NA Holdings Corp., 8.500%, 01/18/31	35	44

Banks (1.9%)
Bank of America Corp., 7.400%, 01/15/11	60	65
Wachovia Corp., 5.300%, 10/15/11	55	55
Wells Fargo Co., 4.875%, 01/12/11	55	55

		175

Beverages (0.6%)
SABMiller PLC, 6.200%, 07/01/11 (c)	50	52

Building Materials (0.8%)
Lafarge SA, 6.150%, 07/15/11	25	26
Owens Corning, Inc., 6.500%, 12/01/16 (c)	50	51

		77

Chemicals (0.8%)
Lyondell Chemical Co., 8.250%, 09/15/16, Callable 09/15/11 @ 104.13	30	32
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	40	39

		71

Coal (0.2%)
Peabody Energy Corp., 7.375%, 11/01/16	20	21

Commercial Services (0.6%)
Corrections Corp. of America, 7.500%, 05/01/11, Callable 05/01/07 @ 103.75	30	31
ERAC USA Finance Co., 5.600%, 05/01/15 (c)	20	20

		51

Computers (0.3%)
Dell, Inc., 7.100%, 04/15/28	15	16
IBM Corp., 5.875%, 11/29/32	10	10

		26

Diversified Financial Services (6.8%)
CIT Group, Inc., 5.600%, 04/27/11	40	40
Citigroup, Inc., 5.125%, 05/05/14	5	5
Citigroup, Inc., 5.850%, 12/11/34	20	20

	Shares
	or
	Principal
	Amount($)	Value($)
Ford Motor Credit Corp., 7.000%, 10/01/13	30	28
Fund American Cos., Inc., 5.875%, 05/15/13	65	65
GMAC LLC, 6.750%, 12/01/14	30	29
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	55	53
HSBC Holdings PLC, 7.625%, 05/17/32	20	24
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	15	15
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	5	5
Janus Capital Group, Inc., 5.875%, 09/15/11	20	20
JP Morgan Chase & Co., 6.625%, 03/15/12	60	64
Lazard Group LLC, 7.125%, 05/15/15	65	68
Lehman Brothers Holdings, Inc., Ser I, 5.250%, 02/06/12	30	30
Merrill Lynch & Co., Inc., 5.770%, 07/25/11	60	61
Morgan Stanley, 5.300%, 03/01/13	40	40
Western Union Co., 5.930%, 10/01/16	65	65

		632

Electric (1.4%)
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	35	35
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.688	30	31
Oncor Electric Delivery Co., 7.000%, 05/01/32	20	22
Pacific Gas & Electric Co., 6.050%, 03/01/34	40	40

		128

Entertainment (0.3%)
WMG Acquisition Corp., 7.375%, 04/15/14, Callable 04/15/09 @ 103.688	30	29

Environment Control (0.3%)
Allied Waste North America, Inc., 7.125%, 05/15/16, Callable 05/15/11 @ 103.56	30	31

Healthcare — Services (0.3%)
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56 (c)	30	32

Insurance (0.8%)
American International Group, Ser G, 5.600%, 10/18/16	65	66
Metlife, Inc., 5.700%, 06/15/35	5	5

		71

Investment Companies (0.1%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12	10	11

Lodging (0.3%)
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31	30	30

Machinery Diversified (0.1%)
Caterpillar, Inc., 6.050%, 08/15/36	10	10

	Shares
	or
	Principal
	Amount($)	Value($)
Media (1.8%)
Dex Media West/Finance LLC, Ser B, 9.875%, 08/15/13, Callable 08/15/08 @ 104.938	30	33
EchoStar DBS Corp., 7.125%, 02/01/16	30	31
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25 (c)	30	31
News America Holdings, Inc., 6.200%, 12/15/34	20	19
Rogers Cable, Inc., 6.250%, 06/15/13	30	30
Time Warner, Inc., 6.500%, 11/15/36	20	20

		164

Mining (0.6%)
Placer Dome, Inc., 6.450%, 10/15/35	50	51

Miscellaneous Manufacturer (1.1%)
General Electric Co., 5.000%, 02/01/13	100	99

Oil & Gas (2.4%)
Anadarko Petroleum Corp., 5.950%, 09/15/16	30	30
Chesapeake Energy Corp., 6.500%, 08/15/17	35	35
ConocoPhillips, 5.900%, 10/15/32	20	20
Devon Financing Corp. ULC, 7.875%, 09/30/31	40	47
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	40	37
Weatherford International, Inc., 6.500%, 08/01/36	35	35
Western Oil Sands, Inc., 8.375%, 05/01/12	15	17

		221

Pharmaceuticals (0.4%)
Merck & Co., Inc., 5.125%, 11/15/11	25	26
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	15	14

		40

Pipelines (1.3%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	25	28
El Paso Natural Gas Co., 5.950%, 04/15/17 (c)	15	15
Kinder Morgan Finance Co. ULC, 6.400%, 01/05/36	30	27
Southern Natural Gas Co., 5.900%, 04/01/17 (c)	15	15
Williams Cos., Inc., 7.125%, 09/01/11	30	31

		116

Retail (1.1%)
Wal-Mart Stores, Inc., 5.250%, 09/01/35	15	14
Woolworths Ltd., 5.550%, 11/15/15 (c)	90	89

		103

	Shares
	or
	Principal
	Amount($)	Value($)
Semiconductors (0.3%)
Advanced Micro Devices, Inc., 7.750%, 11/01/12, Callable 11/01/08 @ 103.88	30	30

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	10	10

Telecommunications (4.0%)
AT&T, Inc., 5.100%, 09/15/14	40	39
AT&T, Inc., 6.450%, 06/15/34	25	25
Cisco Systems, Inc., 5.500%, 02/22/16	55	55
Citizens Communications Co., 9.250%, 05/15/11	30	33
Comcast Corp., 6.450%, 03/15/37	20	20
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.375	30	31
Qwest Corp., 8.875%, 03/15/12	30	33
Verizon Communications, Inc., 5.550%, 02/15/16	35	35
Vodafone Group PLC, 5.500%, 06/15/11	65	66
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	30	33

		370

Total Corporate Bonds (Cost $2,836)		2,847

U.S. Government Agencies (18.9%)
Fannie Mae (16.4%)
4.250%, 05/15/09	920	908
5.000%, 10/15/11	450	453
5.250%, 09/15/16	150	153

		1,514

Freddie Mac (2.5%)
6.750%, 03/15/31	190	228

Total U.S. Government Agencies (Cost $1,734)		1,742

U.S. Government Agency Mortgages (8.2%)
Fannie Mae (7.0%)
5.119%, 01/01/36 (b)	242	243
5.412%, 04/01/36 (b)	123	124
5.351%, 05/01/36 (b)	114	114
5.369%, 05/01/36 (b)	167	167

		648

Freddie Mac (1.2%)
5.356%, 12/01/36 (b)	110	110

Total U.S. Government Agency Mortgages (Cost $756)		758

U.S. Treasury Obligations (33.4%)
U.S. Treasury Bonds (4.9%)
6.125%, 11/15/27	320	370
4.500%, 02/15/36	85	80

		450

U.S. Treasury Inflation Protected Notes/Bonds (2.9%)
2.000%, 01/15/16	265	266

U.S. Treasury Notes (25.6%)
3.625%, 04/30/07	65	65
3.125%, 05/15/07	365	364
3.500%, 08/15/09	230	224

	Shares
	or
	Principal
	Amount($)	Value($)
4.750%, 02/15/10	650	654
4.875%, 04/30/11	25	25
4.625%, 10/31/11	260	261
4.625%, 02/29/12	165	166
4.375%, 08/15/12	445	442
4.625%, 02/15/17	175	175

		2,376

Total U.S. Treasury Obligations (Cost $3,095)		3,092

Money Market Fund (1.8%)
STI Classic Institutional Cash	168,860	169

Management Money Market Fund, 5.230% (d)
Total Money Market Fund (Cost $169)		169

Total Investments (Cost $9,389) (a) — 101.8%		9,409
Liabilities in excess of other assets — (1.8)%		(168)

Net Assets — 100.0%		$9,241

(a)	Cost for federal income tax purposes is $9,389 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$45
Unrealized Depreciation	(25)

Unrealized Appreciation (Depreciation)	$20

(b)	Variable rate security. Rate presented represents rate in effect at March 31, 2007. Maturity date represents actual maturity date

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.3% of net assets as of March 31, 2007.

(d)	Affiliate Investment.
Cl – Class

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

Ser – Series
At March 31, 2007, liquid assets totaling $114, in thousands, have been designated as collateral for open swap agreements.
Credit Default Swap Agreements

					Unrealized
		Notional	Fixed	Expiration	Appreciation
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	(Depreciation) ($)
Dow Jones CDS Indices; Series 7	Citibank N.A.	215	0.59	03/20/17	(1)
Brunswick Corp	Merrill Lynch	(20)	1.15	03/20/17	—
Campbell Soup	Citigroup	(20)	0.33	03/20/17	—
Cardinal Health, Inc.	Merrill Lynch	(20)	0.53	03/20/17	—
HJ Heinz Co.	Citigroup	(20)	0.74	03/20/17	—
IStar Financial, Inc.	Citigroup	(20)	0.70	03/20/17	—
Lennar Corp.	Citigroup	(20)	1.02	03/20/17	—
Nordstrom, Inc.	Citigroup	(20)	0.45	03/20/17	—
Nucor Corp.	Citigroup	(20)	0.42	03/20/17	—
Quest Diagnostics, Inc.	Merrill Lynch	(20)	0.78	03/20/17	—
Sprint Nextel Corp.	Citigroup	(20)	1.18	03/20/17	—
Weyerhauser Co.	Citigroup	(20)	1.05	03/20/17	—

					(1)

Amounts designated as “—” are either $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Large Cap Relative Value Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value($)
Common Stocks (97.6%)
Consumer Discretionary (7.6%)
Abercrombie & Fitch Co., Cl A	1,800	136
CBS Corp., Cl B	6,000	184
Darden Restaurants, Inc.	3,600	148
Lennar Corp., Cl A	2,489	105
NIKE, Inc., Cl B	1,375	146
Target Corp.	1,400	83
Time Warner, Inc.	11,800	233
Walt Disney Co. (The)	4,000	138

		1,173

Consumer Staples (12.7%)
Anheuser-Busch Cos., Inc.	2,900	146
Archer-Daniels-Midland Co.	7,600	278
Cadbury Schweppes PLC ADR (b)	4,000	205
ConAgra Foods, Inc.	7,500	187
CVS/Caremark Corp.	6,000	205
Diageo PLC ADR	1,900	154
General Mills, Inc.	3,000	175
PepsiCo, Inc.	2,500	159
Procter & Gamble Co. (The)	2,300	145
Wal-Mart Stores, Inc.	3,100	146
Wm. Wrigley Jr. Co.	3,000	153

		1,953

Energy (9.8%)
Baker Hughes, Inc.	2,800	185
Chevron Corp.	4,500	333
ConocoPhillips	4,500	308
CONSOL Energy, Inc.	5,600	219
Exxon Mobil Corp.	4,000	302
Spectra Energy Corp.	6,100	160

		1,507

Financials (20.0%)
American International Group, Inc.	3,250	218
Ameriprise Financial, Inc.	2,400	137
Bank of America Corp.	6,000	306
Berkshire Hathaway, Inc., Cl B *	50	182
Capital One Financial Corp.	2,300	174
Cincinnati Financial Corp.	4,200	178
CIT Group, Inc.	3,920	207
Citigroup, Inc.	8,000	410
Genworth Financial, Inc., Cl A	5,975	209
Morgan Stanley	2,000	158
Principal Financial Group, Inc.	2,450	147
SLM Corp.	3,100	127
State Street Corp.	1,950	126
UBS AG ADR	3,000	178
Wachovia Corp.	3,000	165
Wells Fargo & Co.	5,000	172

		3,094

	Shares	Value($)
Health Care (10.3%)
Abbott Laboratories	3,275	183
Amgen, Inc. *	2,650	148
Boston Scientific Corp. *	12,000	174
Bristol-Myers Squibb Co.	6,000	167
Eli Lilly & Co.	4,000	215
Johnson & Johnson	2,900	175
Medtronic, Inc.	4,000	196
Pfizer, Inc.	13,000	328

		1,586

Industrials (11.9%)
3M Co.	2,500	191
Burlington Northern Santa Fe Corp.	900	72
Dover Corp.	4,000	195
Emerson Electric Co.	2,900	125
Equifax, Inc.	5,000	182
General Electric Co.	7,000	248
Goodrich Corp.	3,500	180
Ingersoll-Rand Co., Ltd., Cl A	4,000	173
R.R. Donnelley & Sons Co.	4,800	176
Tyco International Ltd.	9,000	285

		1,827

Information Technology (15.4%)
Accenture Ltd., Cl A	4,800	185
Applied Materials, Inc.	10,000	183
Cadence Design Systems, Inc. *	7,500	158
Cisco Systems, Inc. *	6,000	153
Dell, Inc. *	7,525	175
First Data Corp.	6,500	175
Fiserv, Inc. *	2,600	138
Intel Corp.	11,500	220
Jabil Circuit, Inc.	4,730	101
Microsoft Corp.	8,000	223
Nokia Corp. ADR (b)	9,000	206
Texas Instruments, Inc.	3,800	114
VeriSign, Inc. *	7,000	176
Western Union Co.	7,000	154

		2,361

Materials (4.1%)
E.I. du Pont de Nemours & Co.	2,900	143
Huntsman Corp.	10,000	191
Praxair, Inc.	2,100	132
Sonoco Products Co.	4,300	162

		628

Telecommunication Services (3.0%)
ALLTEL Corp.	3,200	198
AT&T, Inc.	6,500	257

		455

Utilities (2.8%)
Duke Energy Corp.	9,000	183
Edison International	4,900	240

		423

Total Common Stocks (Cost $12,840)		15,007

Short-Term Investment (2.3%)
CSFB Enhanced Liquidity Portfolio, 5.421% (c)	351,900	352

Total Short-Term Investment (Cost $352)		352

	Shares	Value($)
Money Market Fund (3.3%)
STI Classic Institutional Cash	509,680	510

Management Money Market Fund, 5.230% (d)
Total Money Market Fund (Cost $510)		510

Total Investments (Cost $13,702) (a) - 103.2%		15,869
Liabilities in excess of other assets — (3.2)%		(490)

Net Assets - 100.0%		$15,379

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $13,726 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,503
Unrealized Depreciation	(360)

Unrealized Appreciation (Depreciation)	$2,143

(b)	This security or a partial position of the security was on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 in thousands was $341.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate Investment.
ADR – American Depositary Receipt
Cl – Class
PLC – Public Limited Company
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Large Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value($)
Common Stocks (100.2%)
Consumer Discretionary (6.2%)
Advance Auto Parts, Inc.	7,645	295
Borders Group, Inc.	12,794	261
Circuit City Stores, Inc.	19,750	366
Dow Jones & Co., Inc. (b)	8,463	292
Leggett & Platt, Inc. (b)	12,750	289
Target Corp.	5,150	305
Thor Industries, Inc.	4,704	185
Time Warner, Inc.	13,250	261

		2,254

Consumer Staples (7.6%)
Brown-Forman Corp., Cl B	2,884	189
Colgate-Palmolive Co.	8,300	554
Hershey Co. (The) (b)	8,100	443
PepsiCo, Inc.	12,850	817
Procter & Gamble Co. (The)	11,750	742

		2,745

Energy (13.4%)
Apache Corp.	5,750	407
BJ Services Co.	7,100	198
Chevron Corp.	11,550	854
ConocoPhillips	12,050	824
Diamond Offshore Drilling, Inc.	2,400	194
Exxon Mobil Corp.	15,000	1,131
Marathon Oil Corp.	6,200	613
Rowan Cos., Inc.	9,900	321
Spectra Energy Corp.	11,485	302

		4,844

Financials (25.9%)
American International Group, Inc.	9,450	635
Aon Corp.	5,250	199
Astoria Financial Corp.	6,350	169
Bank of America Corp.	17,900	914
Bank of New York Co., Inc. (The)	4,771	193
BB&T Corp.	4,350	178
Bear Stearns Cos., Inc. (The)	1,250	188
Citigroup, Inc.	21,341	1,097
Colonial BancGroup, Inc. (The)	7,400	183
Genworth Financial, Inc., Cl A	15,900	556
Hartford Financial Services Group, Inc. (The)	1,950	186
HCC Insurance Holdings, Inc.	6,250	193
Huntington Bancshares, Inc.	8,200	179
JP Morgan Chase & Co.	15,945	771
Lincoln National Corp.	2,950	200
Mercury General Corp.	3,610	191
Merrill Lynch & Co., Inc.	4,050	331
Morgan Stanley	4,421	348
Northern Trust Corp.	5,250	316
Protective Life Corp.	4,300	189

	Shares	Value($)
State Street Corp.	4,500	291
U.S. Bancorp	5,150	180
Wachovia Corp.	14,500	799
Washington Mutual, Inc. (b)	17,700	715
XL Capital Ltd., Cl A	2,700	189

		9,390

Health Care (7.9%)
Cooper Cos., Inc. (The) (b)	4,200	204
Eli Lilly & Co.	5,500	295
Johnson & Johnson	12,200	736
Omnicare, Inc.	7,600	302
Pfizer, Inc.	26,650	674
Wyeth	13,100	655

		2,866

Industrials (16.0%)
3M Co.	4,750	363
Con-way, Inc.	4,150	207
Emerson Electric Co.	8,404	362
General Electric Co.	28,650	1,014
Harsco Corp.	5,288	237
Hubbell, Inc., Cl B	4,200	203
Illinois Tool Works, Inc.	11,450	591
Oshkosh Truck Corp.	3,850	204
Pentair, Inc.	7,500	234
R.R. Donnelley & Sons Co.	9,100	333
Rockwell Automation, Inc.	5,900	353
Southwest Airlines Co.	19,200	282
Timken Co. (The)	6,717	204
United Parcel Service, Inc., Cl B	4,100	287
Wabtec Corp.	7,650	264
Waste Management, Inc.	18,900	650

		5,788

Information Technology (4.4%)
First Data Corp.	12,300	331
Harris Corp.	3,697	188
Jack Henry & Associates, Inc.	8,315	200
Maxim Integrated Products, Inc.	11,250	331
Motorola, Inc.	19,050	336
Tektronix, Inc.	7,050	199

		1,585

Materials (3.9%)
Alcoa, Inc.	5,300	180
Dow Chemical Co. (The)	5,900	271
E.I. du Pont de Nemours & Co.	5,750	284
Louisiana-Pacific Corp.	5,585	112
Peabody Energy Corp.	6,750	272
Praxair, Inc.	4,850	304

		1,423

Telecommunication Services (6.5%)
ALLTEL Corp.	6,068	376
AT&T, Inc.	20,100	793
Sprint Nextel Corp.	32,350	613
Verizon Communications, Inc.	15,090	572

		2,354

Utilities (8.4%)
Aqua America, Inc. (b)	13,341	300
Dominion Resources, Inc. (b)	4,589	407
Duke Energy Corp.	18,874	383
Entergy Corp.	3,800	399
PPL Corp.	10,291	420

	Shares	Value($)
Public Service Enterprise Group, Inc.	4,650	386
Questar Corp.	4,300	384
TECO Energy, Inc.	11,181	192
Vectren Corp.	6,700	192

		3,063

Total Common Stocks (Cost $31,142)		36,312

Short-Term Investment (6.4%)
CSFB Enhanced Liquidity Portfolio, 5.421% (c)	2,313,312	2,313

Total Short-Term Investment (Cost $2,313)		2,313

Money Market Fund (0.1%)
STI Classic Institutional Cash	50,268	50

Management Money Market Fund, 5.230% (d)
Total Money Market Fund (Cost $50)		50

Total Investments (Cost $33,505) (a) - 106.7%		38,675
Liabilities in excess of other assets — (6.7)%		(2,417)

Net Assets — 100.0%		$36,258

(a)	Cost for federal income tax purposes is $33,532 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$5,422
Unrealized Depreciation	(279)

Unrealized Appreciation (Depreciation)	$5,143

(b)	This security or a partial position of the security was on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 in thousands was $2,256.
(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
Cl — Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Mid-Cap Equity Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value($)
Common Stocks (99.4%)
Consumer Discretionary (15.9%)
Abercrombie & Fitch Co., Cl A	1,673	127
American Eagle Outfitters, Inc.	3,979	119
CBS Corp., Cl B	3,597	110
DIRECTV Group, Inc. (The) *	4,170	96
Hilton Hotels Corp.	3,867	139
International Game Technology	2,796	113
J.C. Penney Co., Inc.	1,662	137
KB HOME	1,961	84
Limited Brands, Inc.	4,533	118
Liz Claiborne, Inc.	2,793	120
Mattel, Inc.	5,502	152
Men’s Wearhouse, Inc. (The)	2,275	107
Mohawk Industries, Inc. * (b)	1,321	108
Newell Rubbermaid, Inc.	4,130	128
Nordstrom, Inc.	2,272	120
Omnicom Group, Inc.	1,212	124
Whirlpool Corp.	1,144	97

		1,999

Consumer Staples (6.4%)
Church & Dwight Co., Inc.	1,778	90
Del Monte Foods Co.	8,978	103
General Mills, Inc.	2,022	118
J. M. Smucker Co. (The)	2,658	141
Kroger Co. (The)	4,771	135
Pepsi Bottling Group, Inc. (The)	3,856	123
Reynolds American, Inc. (b)	1,530	95

		805

Energy (6.6%)
Cameron International Corp. *	2,571	161
Chesapeake Energy Corp.	2,963	91
Diamond Offshore Drilling, Inc.	1,236	100
Noble Energy, Inc.	2,797	168
Pogo Producing Co. (b)	1,741	84
Spectra Energy Corp.	2,640	69
Tesoro Corp.	1,566	157

		830

Financials (18.3%)
AMB Property Corp.	1,806	106
Ambac Financial Group, Inc.	1,320	114
American Financial Group, Inc.	3,166	108
Ameriprise Financial, Inc.	2,269	130
Apartment Investment & Management	1,787	103
Co., Cl A
Arch Capital Group Ltd. *	1,080	74
Archstone-Smith Trust	1,410	77
Assurant, Inc.	1,945	104
BankUnited Financial Corp., Cl A (b)	3,107	66
Bear Stearns Cos., Inc. (The)	496	75
CB Richard Ellis Group, Inc., Cl A *	2,654	91

	Shares	Value($)
CIT Group, Inc.	2,318	123
Entertainment Properties Trust (b)	1,465	88
HCC Insurance Holdings, Inc.	3,565	110
Jones Lang LaSalle, Inc.	1,198	125
Marshall & Ilsley Corp.	2,664	123
MGIC Investment Corp.	2,075	122
PMI Group, Inc. (The)	3,169	144
ProLogis	1,838	119
Raymond James Financial, Inc.	1,892	56
Security Capital Assurance Ltd.	2,557	72
SL Green Realty Corp.	840	115
Transatlantic Holdings, Inc.	575	37

		2,282

Health Care (9.3%)
Applera Corp.- Applied Biosystems Group	3,407	101
Becton, Dickinson & Co.	1,489	114
Celgene Corp. * (b)	1,654	87
Dade Behring Holdings, Inc.	2,275	100
Henry Schein, Inc. *	1,873	103
Laboratory Corp. of America Holdings*	1,641	119
Millipore Corp. * (b)	1,628	118
Thermo Fisher Scientific, Inc. *	3,108	145
Universal Health Services, Inc., Cl B	1,870	107
WellCare Health Plans, Inc. *	2,037	174

		1,168

Industrials (12.5%)
Alaska Air Group, Inc. *	2,368	90
Copart, Inc. *	4,170	117
Covanta Holding Corp. *	5,675	126
CSX Corp.	3,423	137
Curtiss-Wright Corp.	2,743	106
Dover Corp.	1,300	63
Eaton Corp.	1,351	113
Goodrich Corp.	1,970	101
Ingersoll-Rand Co. Ltd., Cl A	3,279	142
L-3 Communications Holdings, Inc.	913	80
Lennox International, Inc.	3,903	139
PACCAR, Inc.	1,320	97
Sotheby’s	3,243	145
Toro Co. (The)	2,134	109

		1,565

Information Technology (14.1%)
Acxiom Corp.	2,514	54
BMC Software, Inc. *	3,609	111
Cadence Design Systems, Inc. * (b)	7,281	152
Electronic Data Systems Corp.	4,180	116
Fiserv, Inc. *	2,048	109
Juniper Networks, Inc. * (b)	5,226	103
Lexmark International, Inc., Cl A * (b)	1,449	85
LSI Logic Corp. * (b)	13,661	143
MEMC Electronic Materials, Inc. *	505	31
NCR Corp. *	2,097	100
Novellus Systems, Inc. *	2,933	94
Sybase, Inc. *	5,626	142
Teradyne, Inc. * (b)	6,518	108
Total System Services, Inc. (b)	3,563	113
VeriSign, Inc. *	3,725	94
Vishay Intertechnology, Inc. *	7,061	99
Xerox Corp. *	6,824	115

		1,769

	Shares	Value($)
Materials (6.5%)
Albemarle Corp.	2,249	93
FMC Corp.	1,367	103
Freeport-McMoRan Copper & Gold, Inc., Cl B	1,438	95
Huntsman Corp.	4,994	95
Lyondell Chemical Co.	3,613	108
Sonoco Products Co.	3,166	120
Steel Dynamics, Inc.	1,994	86
United States Steel Corp.	1,099	109

		809

Telecommunication Services (1.9%)
Qwest Communications International, Inc. * (b)	13,810	124
Telephone & Data Systems, Inc.	1,957	117

		241

Utilities (7.9%)
Alliant Energy Corp.	3,317	149
American Electric Power Co., Inc.	3,363	164
Edison International	3,045	150
MDU Resources Group, Inc.	4,424	127
OGE Energy Corp.	3,460	134
PG&E Corp.	3,402	163
Xcel Energy, Inc.	3,955	98

		985

Total Common Stocks (Cost $10,303)		12,453

Short-Term Investment (9.9%)
CSFB Enhanced Liquidity Portfolio, 5.421% (c)	1,245,815	1,246

Total Short-Term Investment (Cost $1,246)		1,246

Money Market Fund (0.5%)
STI Classic Institutional Cash	61,737	62

Management Money Market Fund, 5.230% (d)
Total Money Market Fund (Cost $62)		62

Total Investments (Cost $11,611) (a)- 109.8%		13,761
Liabilities in excess of other assets — (9.8)%		(1,226)

Net Assets — 100.0%		$12,535

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $11,666 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,185
Unrealized Depreciation	(90)

Unrealized Appreciation (Depreciation)	$2,095

(b)	This security or a partial position of the security was on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 in thousands was $1,211.
(c)	This security was purchased with cash collateral held from securities lending.
(d)	Affiliate Investment.
Cl — Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC VARIABLE TRUST
Small Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value($)
Common Stocks (94.7%)
Consumer Discretionary (11.6%)
Bassett Furniture Industries, Inc.	5,600	82
bebe stores, inc.	9,900	172
Borders Group, Inc.	5,900	120
Christopher & Banks Corp.	9,600	187
Cobra Electronics Corp.	9,300	96
Cooper Tire & Rubber Co. (b)	9,700	177
Courier Corp.	3,100	121
Dow Jones & Co., Inc.	6,900	239
Group 1 Automotive, Inc. (b)	4,400	175
K-Swiss, Inc., Cl A (b)	7,000	190
Libbey, Inc.	2,097	29
Makita Corp. ADR	3,652	136
Movado Group, Inc.	8,700	257
Stage Stores, Inc.	7,500	175
Stanley Furniture Co., Inc.	1,800	37
Thor Industries, Inc.	4,300	169
Tuesday Morning Corp. (b)	11,529	171
World Wrestling Entertainment, Inc.	10,900	178

		2,711

Consumer Staples (4.8%)
Church & Dwight Co., Inc.	5,950	300
Flowers Foods, Inc.	8,700	262
Gruma SA ADR	3,491	44
Inter Parfums, Inc.	5,300	111
Longs Drug Stores Corp.	8,000	414

		1,131

Energy (5.6%)
CARBO Ceramics, Inc. (b)	5,800	270
CHC Helicopter Corp., Cl A	20,000	408
Foundation Coal Holdings, Inc.	8,600	295
Tidewater, Inc. (b)	3,100	182
Ultrapar Participacoes SA ADR	4,800	141

		1,296

Financials (14.0%)
Bank of Hawaii Corp.	5,300	281
Banner Corp.	2,700	112
Capital Corp. of the West	1,700	45
Cash America International, Inc.	11,700	479
Cathay General Bancorp (b)	1,700	58
City National Corp.	2,200	162
Desert Community Bank	2,400	46
East West Bancorp, Inc.	1,715	63
Federal Agricultural Mortgage Corp., Cl A	2,011	55
Glacier Bancorp, Inc.	8,883	214
HCC Insurance Holdings, Inc.	5,400	166
Horizon Financial Corp.	7,620	168
International Bancshares Corp.	3,300	98
Jones Lang LaSalle, Inc.	3,200	333

	Shares	Value($)
OneBeacon Insurance Group Ltd.	8,500	213
StanCorp Financial Group, Inc.	5,600	275
UCBH Holdings, Inc.	10,500	196
Washington Federal, Inc.	5,565	131
West Coast Bancorp	5,176	165

		3,260

Health Care (10.5%)
Cooper Cos., Inc. (The) (b)	19,500	948
PerkinElmer, Inc.	10,000	242
Perrigo Co. (b)	13,900	245
PolyMedica, Corp.	2,800	119
STERIS Corp.	28,500	757
Vital Signs, Inc.	2,577	134

		2,445

Industrials (33.3%)
A.O. Smith Corp.	4,500	172
AAON, Inc.	509	13
American Ecology Corp.	6,500	125
Baldor Electric Co.	6,700	253
BlueLinx Holdings, Inc.	6,800	71
Brady Corp., Cl A	5,400	168
Donaldson Co., Inc.	7,300	264
Dynamic Materials, Corp. *	7,600	249
Forward Air Corp.	9,402	309
Franklin Electric Co., Inc. (b)	3,800	177
GATX Corp.	21,700	1,036
Gol Linhas Aereas Inteligentes SA ADR(b)	6,956	212
Graco, Inc.	13,900	543
Greenbrier Cos., Inc. (The) (b)	6,000	160
Grupo Aeroportuario del Pacifico SA de CV ADR	17,300	743
Guangshen Railway Co., Ltd. ADR	1,804	57
Heartland Express, Inc.	11,366	180
Herman Miller, Inc. (b)	8,800	295
IDEX Corp.	3,600	183
Lennox International, Inc.	3,826	137
LSI Industries, Inc.	6,262	105
McGrath Rentcorp	7,500	238
Mueller Water Products, Inc., Cl B	9,418	126
Multi-Color Corp.	4,700	165
Oshkosh Truck Corp.	2,800	148
Portec Rail Products, Inc.	4,086	42
Quixote Corp.	7,708	154
Seaspan Corp.	8,645	232
Supreme Industries, Inc., Cl A	2,600	15
Titan International, Inc. (b)	6,700	170
UAP Holding Corp.	2,500	65
United Industrial Corp. (b)	3,600	199
UTI Worldwide, Inc.	5,800	143
Wabtec Corp.	14,700	507
Walter Industries, Inc.	5,700	141

		7,797

Information Technology (4.0%)
Black Box Corp.	4,800	175
Cohu, Inc.	10,100	190
Keithley Instruments, Inc.	6,800	104
Nam Tai Electronics, Inc.	10,100	131
Tektronix, Inc.	11,700	330

		930

	Shares	Value($)

Materials (7.5%)
Aber Diamond Corp. (b)	4,000	149
Agnico-Eagle Mines Ltd.	4,600	163
AMCOL International Corp.	5,400	160
Cytec Industries, Inc.	4,000	225
Gerdau Ameristeel Corp.	10,400	122
Louisiana-Pacific Corp.	8,500	171
Myers Industries, Inc.	3,573	67
RPM International, Inc.	12,400	286
Scotts Miracle-Gro Co., Cl A (The)	5,400	238
Valspar Corp. (The)	6,300	175

		1,756

Telecommunication Services (0.5%)
Alaska Communications Systems Group, Inc.	7,700	114

Utilities (2.9%)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	9,200	311
PNM Resources, Inc.	7,200	233
Portland General Electric Co.	4,400	128

		672

Total Common Stocks (Cost $18,450)		22,112

Short-Term Investment (13.2%)
CSFB Enhanced Liquidity Portfolio, 5.421% (c)	3,077,959	3,078

Total Short-Term Investment (Cost $3,078)		3,078

Money Market Fund (5.5%)
STI Classic Institutional Cash	1,278,083	1,278

Management Money Market Fund, 5.230% (d)
Total Money Market Fund (Cost $1,278)		1,278

Total Investments (Cost $22,806) (a) - 113.4%		26,468
Liabilities in excess of other assets — (13.4)%		(3,129)

Net Assets — 100.0%		$23,339

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $22,862 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$4,226
Unrealized Depreciation	(620)

Unrealized Appreciation (Depreciation)	$3,606

(b)	This security or a partial position of the security was on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 in thousands was $2,992.
(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate Investment.
ADR – American Depositary Receipt

Cl – Class
See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
1. Organization
The STI Classic Variable Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering seven funds as of March 31, 2007. The schedules of portfolio investments presented herein are those of the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, and Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset values.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities

(a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not preauthorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by a Fair Value Pricing Service to fair value their international equity securities.
Security Transactions — Security transactions are normally accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Contracts — The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. The Fund can be exposed to risk if a counterparty is unable to meet the terms of a foreign currency contract or if the value of the foreign currency changes unfavorably. As of March 31, 2007, the International Equity Fund did not have open foreign currency contracts.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in amount equal to at least 102% (103% for non-U.S. securities) thereafter. In the case of the Investment Grade Bond Fund, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At March 31, 2007, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.390% to 5.648% and maturity dates ranging from 04/02/07 to 02/25/21).
Swap Agreements — The Investment Grade Bond Fund may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swap agreements typically are settled on a net basis, which means that the two payments streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (assets), as the case may be, or on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. The Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The Investment Grade Bond Fund may enter into credit default swap (“CDS”) agreements, which are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

3. Risks
The International Equity Fund invests in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of interest rate fluctuation and price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Investment Grade Bond Fund invests primarily in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.
The Investment Grade Bond Fund holds certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.
4. Subsequent Events
The Board of Trustees has approved, upon recommendation from Trusco Capital Management Inc., the investment adviser for the Funds, to liquidate the International Equity Fund and the Investment Grade Bond Fund. These funds were liquidated effective May 1, 2007.
Effective May 31, 2007, the Capital Appreciation Fund, the Large Cap Relative Value Fund and the Mid-Cap Equity Fund will be renamed the Large Cap Growth Stock Fund, the Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund, respectively.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust

By (Signature and Title)*		/s/ Martin R. Dean, Treasurer

Martin R. Dean, Treasurer, STI Classic Variable Trust
Date	05/30/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Jeffrey Young, President

R. Jeffrey Young, President, STI Classic Variable Trust

Date	05/30/07

By (Signature and Title)*		/s/ Martin R. Dean, Treasurer

Martin R. Dean, Treasurer, STI Classic Variable Trust

Date	05/30/07

*	Print the name and title of each signing officer under his or her signature.